Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income for the year	$ 25,960	$ 22,186	$ 9,773
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and impairment of goodwill	14,671	17,801	15,875
Exchange differences on principal of deposit and loans, net	55	(429)	839
Gains in respect of trading marketable securities	(2)	(27)	(5)
Increase in liability for employee rights upon retirement	888	854	667
Share in losses of affiliated companies, net	39	23	3
Deferred income taxes	1,698	(2,224)	(1,159)
Capital losses (gains) on sale of property and equipment, net	23	63	(299)
Decrease (increase) in accounts receivable	(300)	3,649	(4,669)
Decrease (increase) in other current assets	2,023	(1,784)	(3,728)
Increase in inventories	(3,609)	(2,985)	(73)
Decrease in accounts payable	(372)	(180)	(3,810)
Increase in deferred revenues	1,532	1,550	1,752
Increase (decrease) in other current liabilities	(2,445)	7,355	3,568
Write-off of account receivable in respect of sale of subsidiary	(484)
Litigation obligation (litigation obligation adjustment)	(7,462)		14,745
Net cash provided by operating activities	32,215	45,852	33,479
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals	(662)	(563)	(662)
Capital expenditures	(9,676)	(16,161)	(18,344)
Intangible assets expenditures		(74)	(90)
Deposit in escrow		8,223
Deposit	(291)	384	(52)
Proceeds from sale of property and equipment	319	614	1,286
Investments in marketable securities			(2,664)
Sale of marketable securities	70	1,418	5,552
Repayment of loan to a former employee	355
Company no longer consolidated (Appendix A)	326
Adjustment of proceeds received from sale of subsidiary		(4,650)
Net cash used in investment activities	(9,559)	(10,809)	(14,974)
Cash flows from financing activities
Short term credit from banking institutions, net	(310)	299	46
Repayment of long term loans	(44)	(46)	(18)
Acquisition of non-controlling interests			(2,250)
Dividend paid	(33,308)	(21,782)	(31,620)
Dividend paid to non-controlling interest	(1,141)	(767)
Settlement of litigation obligation in connection with financing transaction	7,462	(22,419)
Net cash used in financing activities	(27,341)	(44,715)	(33,842)
Effect of exchange rate changes on cash and cash equivalents	(1,132)	(1,732)	1,198
Net decrease in cash and cash equivalents	(5,817)	(11,404)	(14,139)
Balance of cash and cash equivalents at beginning of year	35,270	46,674	60,813
Balance of cash and cash equivalents at end of year	29,453	35,270	46,674
Supplementary information on investing activities not involving cash flows:
Purchasing of property and equipment using a directly related liability	357	259	297
Dividends declared	(2,570)
Appendix A - Company no longer consolidated
Working capital (excluding cash and equivalents and inventory), net	130
Account receivable in respect of sale of subsidiary	430
Property and equipment, net	(750)
Intangible assets	(136)
Company no longer consolidated	326
Supplementary disclosure of cash flow information
Interest paid	518	470	85
Income taxes paid, net of refunds	$ 8,950	$ 9,007	$ 10,475